Intangible Assets (Details) - Schedule of Intangible Assets - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Schedule of Intangible Assets [Abstract]
Intangible assets		$ 22,226
Less: accumulated amortization
Subtotal		22,226
Less: Intangible assets – discontinued operations		(22,226)
Total Intangible assets